N-2	Aug. 07, 2025 USD ($)
Cover [Abstract]
Entity Central Index Key	0001989817
Amendment Flag	false
Securities Act File Number	814-01715
Document Type	8-K
Entity Registrant Name	HPS Corporate Capital Solutions Fund
Entity Address, Address Line One	40 West 57th Street
Entity Address, Address Line Two	33rd Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	212
Local Phone Number	287-6767
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt [Table Text Block]
On August 7, 2025, HPS Corporate Capital Solutions Fund (the “
Fund
”) entered into a Commitment Increase Agreement (the “
Commitment Increase Agreement
”) with Natixis, New York Branch, as increasing lender (the “
Increasing Lender
”) and JPMorgan Chase Bank, N.A., as administrative agent, pursuant to the Fund’s Senior Secured Revolving Credit Agreement, dated as of April 8, 2024, among the Fund, as borrower, the lenders from time to time party thereto, and JPMorgan Chase Bank, N.A., as administrative agent and as collateral agent (as amended and supplemented from time to time, the “
Revolving Credit Facility
”).
The Commitment Increase Agreement provides for an increase in the Increasing Lender’s multicurrency commitment, thereby bringing the aggregate commitments of the lenders under the Revolving Credit Facility from $900,000,000 to $
950,000,000
through the accordion feature in the Revolving Credit Facility. The accordion feature in the Revolving Credit Facility allows the Fund, under certain circumstances, to increase the total size of the facility to a maximum aggregate commitment of $
1,350,000,000
.
The description above is only a summary of the material provisions of the Commitment Increase Agreement and is qualified in its entirety by reference to a copy of the Commitment Increase Agreement, which is filed as Exhibit 10.1 to this Current Report on Form
8-K
and incorporated by reference herein.

Long Term Debt, Title [Text Block]	Revolving Credit Agreement
Long Term Debt, Principal	$ 1,350,000,000